Balance Sheet components	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet components
Note 7. Balance sheet components
Allowance for doubtful accounts
The activity in the allowance for doubtful accounts during the year ended December 31, 2021, and 2020 was as follows (in millions):

	2021	2020
Beginning balance	$1.4	$13.5
Recoveries (Write-offs)	0.1	(6.5)
Reversal of allowance	(1.2)	(5.5)
Impact of foreign currency translation	—	(0.1)

Ending balance	$0.3	$1.4

During the year ended December 31, 2021, the Company recorded recoveries of $0.1 million and decreased its allowance by $1.2 million, respectively. During the year ended December 31, 2020, the Company recorded write-offs of $6.5 million and decreased its allowance by $5.5 million, respectively. The allowance for doubtful accounts was impacted to a lesser extent from foreign currency translation during the same period.
Factored receivables
On February 9, 2021, a subsidiary of Cyxtera entered into a Master Receivables Purchase Agreement with Nomura Corporate Funding America, LLC (the “Factor”) to factor up to $37.5 million in open trade receivables at any point during the term of the commitment, which extends for a period of 540 days provided that the Factor has the right to impose additional conditions to its obligations to complete any purchase after 360 days. The Factor has not imposed any such additional conditions. Pursuant to the terms of the arrangement, a subsidiary of the Company shall, from time to time, sell to the Factor certain of its accounts receivable balances on a non-recourse basis for credit approved accounts. The agreement allows for up to
 85% of the face amount of an invoice to be factored. The unused balance fee under the arrangement is 2%. During the year ended December 31, 2021, the Company’s subsidiary factored $101.2 million receivables and received $99.5 million, net of fees of $1.7 million. Cash collected under this arrangement is reflected within the change in accounts receivables in the consolidated statement of cash flows.
Prepaid and other current assets
Prepaid and other current assets consist of the following as of December 31, 2021, and 2020 (in millions):

	2021	2020
Contract asset, current	$17.2	$23.8
Prepaid expenses	19.3	14.6
Value added tax (“VAT”) receivable	—	0.9
Other current assets	1.0	2.6

Total prepaid and other current assets	$37.5	$41.9